Restricted Cash and Deposits - Schedule of Restricted Cash and Deposits (Details) - Restricted Cash, Deposits and Marketable Securities [Member] - EUR (€) € in Thousands		Dec. 31, 2025	Dec. 31, 2024
Schedule of Restricted Cash and Deposits [Line Items]
Short-term restricted cash	[1]	€ 656	€ 656
Restricted cash and bank deposits, long-term	[1]	€ 16,071	€ 17,052

[1]	Deposits used to secure obligations under agreements (see Notes 6 and 21E(3)) and loan agreements (see Note 11).